BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
BASIC AND DILUTED EARNINGS PER SHARE
BASIC AND DILUTED EARNINGS PER SHARE

13.   BASIC AND DILUTED EARNINGS PER SHARE

The calculation of basic earnings per share for the years ended December 31, 2018, 2019 and 2020 is based on the net income attributable to ordinary owners of the Company of RMB 61,708, RMB 57,493 and RMB 33,096, respectively, and the weighted average number of shares of 121,071,209,646,  121,071,209,646 and 121,071,209,646, respectively.

The calculation of diluted earnings per share for the years ended December 31, 2018, 2019 and 2020 is based on the net income attributable to ordinary owners of the Company (diluted) of RMB 61,708, RMB 57,493 and RMB 33,096, respectively, and the weighted average number of shares of 121,071,209,646, 121,071,209,646 and 121,071,209,646, respectively, calculated as follows:

(i) Net income attributable to ordinary owners of the Company (diluted)

	2018	2019	2020
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	61,708	57,493	33,096
Net income attributable to ordinary owners of the Company (diluted)	61,708	57,493	33,096

(ii) Weighted average number of shares (diluted)

	2018	2019	2020
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as of December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as of December 31	121,071,209,646	121,071,209,646	121,071,209,646